Summary of significant accounting policies (Tables)	3 Months Ended
Mar. 31, 2019
Summary of significant accounting policies
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,134	112	280	3,526
Balance at March 31, 2019	4,759	104	277	5,140

Schedule of impact on transition

Impact on adopting IFRS 16 at January 1, 2019
(€ in thousands)
Right-of-use assets presented in property plant and equipment	3,526
Lease liabilities as presented in financial liabilities	3,526

Schedule of operating lease commitment to lease liabilities

January 1, 2019
(€ in thousands)
Operating lease commitment at December 31, 2018, as disclosed in the Group's consolidated financial statements	2,584
Discounted using the incremental borrowing rate at January 1, 2019	1,973
Finance lease liability recognized as at December 31, 2018	105
Recognition exemption for leases with less than 12 months of lease term at transition	(84)
Extension options reasonably certain to be exercised	1,532
Lease liabilities recognized at January 1, 2019	3,526